MERRILL LYNCH
                                           SPECIAL VALUE
                                           FUND, INC.

                              STRATEGIC
                                       Performance

                                           Semi-Annual Report
                                           September 30, 1997

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended September 30, 1997, investor perceptions regarding the prospects for the US economy shifted dramatically. As the period began, increasing evidence of noninflationary economic growth boosted investor confidence when, as widely expected, the Federal Reserve Board (FRB) chose to leave monetary policy unchanged at its July and August meetings. This increased confidence was reinforced further in late July by the passage of tax-cut and five-year balanced budget bills.

By late August, the consensus outlook had changed, with forecasts of overheating growth and inflationary expectations. These concerns were reinforced by a large upward revision in second-quarter real gross domestic product growth from an original estimate of 2.2% to 3.6%. However, in September, this rate of growth was revised downward to 3.3%. This report set the stage for renewed investor confidence, which was bolstered further by the continued absence of inflationary pressures.

Although it was widely anticipated that the FRB would not tighten monetary policy at its September meeting, investors were pleasantly surprised by the release of September employment data shortly after the quarter's close, since the US economy added jobs at a slower-than-expected pace during the month. Over the balance of 1997, the determining factor in the investment outlook is likely to be whether or not the US economy continues to follow a pattern of moderate, noninflationary growth.

Outside of the United States, the most dramatic developments took place in Southeast Asia. The investment boom in many developing Asian economies came to an abrupt halt as the devaluation of the Thai baht sparked a series of currency devaluations and financial market volatility throughout the region. Countries have been forced to raise interest rates to support their currencies, and this trend may continue for some time. With higher debt-service costs, corporate profitability is likely to erode, and lower economic growth is expected.

Portfolio Matters

During the quarter ended September 30, 1997, Merrill Lynch Special Value Fund, Inc. significantly outperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were +18.75%, +18.47%, +18.45% and +18.69%, respectively. This compares favorably to the total return of +14.88% for the unmanaged Russell 2000 Index. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4-7 of this report to shareholders.)

After trailing the large-capitalization indexes for four consecutive quarters, the Russell 2000 Index sharply exceeded the total return of +7.50% for the unmanaged Standard & Poor's 500 Index (S&P 500) during the September quarter. The impact of a strong US dollar on corporate profits became more evident during July as second

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

quarter earnings were released. Several large-capitalization companies reported disappointing results because of the effects of foreign currency translation. Small company stocks were largely spared these effects, and the stage was set for a period of small-capitalization out performance that continued through the end of September.

Strength in small-capitalization issues was widespread during the September quarter, with all 12 of the Russell 2000 economic sectors posting double-digit positive returns. The energy, integrated oils and technology sectors provided the steepest advances, while the consumer discretionary, financial services and materials processing sectors posted lower returns, though still strong on an absolute basis. Merrill Lynch Special Value Fund, Inc. benefited from favorable sector positioning during the quarter. The Fund was heavily weighted in the strong-performing technology sector, and was underweighted in the weaker-performing financial services sector. Specific stock selection, especially in the healthcare and technology sectors, was the most important factor driving the portfolio's excess return over the unmanaged Russell 2000 Index.

Individual stocks that most benefited Fund performance for the three months ended September 30, 1997 in order of their contribution to total return included Vivus, Inc., Alpha Industries, Inc. and Platinum Technology, Inc. Shares of Vivus, Inc., a company that provides products to treat erectile dysfunction, were first purchased in the June 30, 1997 quarter following concern that emerging therapies would dramatically reduce company sales. The shares moved sharply higher in August and September on recent sales results and renewed confidence in the company's growth outlook. The strong price performance and the size of the position combined to make Vivus, Inc. a leading contributor to the Fund's investment performance during the quarter ended September 30, 1997. The share price of Alpha Industries, Inc., a provider of integrated circuits and components for the communications industry, also rose substantially as the company's order backlog improved and manufacturing inefficiencies were eliminated. Shares of Platinum Technology, Inc., a provider of software for distributed systems, moved sharply higher as sales force productivity improved and cost-cutting efforts were implemented.

Our investment in Metromail Corp. hindered the Fund's performance during the quarter ended September 30, 1997. Metromail Corp., a provider of consumer database information, gave back some of the June quarter's gains when software sales fell below the range of analysts' estimates.

Notable changes to the portfolio's investment positions during the quarter ended September 30, 1997, included an increased level of investment in the healthcare sector, and reduced investments in the areas of materials processing, consumer discretionary and integrated oils sectors. We initiated new holdings in 24 companies, and eliminated holdings in 14 securities, excluding issues purchased and sold during the quarter. Technology continues to be the Fund's largest sector weighting at 27.4% of net assets, only slightly up from June 30, 1997 levels despite the sector's strong absolute performance. We trimmed investments in several electronics manufacturing stocks that had attained our internal price objectives, and redeployed the proceeds into technology stocks trading at more modest multiples of projected sales and earnings. The media and communications industries received added investment emphasis in the quarter.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Looking ahead to the release of September corporate earnings, we believe that small-capitalization stocks are positioned to extend their recent gains if profits meet analysts' consensus estimates. First Call Corp., a Boston-based research firm, calculates year-over-year consensus earnings growth of 20.6% for the Russell 2000 small-capitalization stocks, while the S&P 500 stocks are expected to report 12.3% year-over-year growth. Given the positive earnings outlook, we remain cautiously optimistic about the relative performance of small-capitalization stocks. Earnings growth should drive near-term stock price performance; however, much of the relative valuation advantage that was present earlier in the year has been eliminated. On the basis of trailing 12-month results, small-capitalization stocks are now within 5% of their historical averages relative to large-cap stocks based on multiples of price/earnings, price/cash flow and price/sales. Further outperformance of small-capitalization stocks will depend on the extent to which their earnings growth exceeds that of large-capitalization issues.

In Conclusion

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Daniel V. Szemis

Daniel V. Szemis
Vice President and Portfolio Manager

October 28, 1997

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Daniel V. Szemis, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                                12 Month   3 Month
                                                              9/30/97    6/30/97     9/30/96    % Change   % Change
=====================================================================================================================
ML Special Value Fund, Inc. Class A Shares*                   $ 23.15    $ 21.01     $ 18.99     +32.90%(1) +13.45%(2)
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*                     22.12      20.14       18.32     +32.07(1)  +13.22(2)
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*                     21.93      19.98       18.19     +31.97(1)  +13.18(2)
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*                     23.09      20.96       18.96     +32.78(1)  +13.43(2)
---------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                           453.82     396.37      346.39     +31.01     +14.49
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class A Shares--Total Return*                                        +47.08(3)  +18.75(4)
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares--Total Return*                                        +45.57(5)  +18.47(6)
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares--Total Return*                                        +45.59(7)  +18.45(8)
---------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares--Total Return*                                        +46.73(9)  +18.69(10)
---------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**--Total Return                                                               +33.19     +14.88
=====================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
** An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1) Percent change includes reinvestment of $1.631 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.581 per share capital gains distributions.
(3) Percent change includes reinvestment of $2.026 per share ordinary income dividends and $1.631 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.945 per share ordinary income dividends and $0.581 per share capital gains distributions.
(5) Percent change includes reinvestment of $1.873 per share ordinary income dividends and $1.631 per share capital gains distributions.
(6) Percent change includes reinvestment of $0.897 per share ordinary income dividends and $0.581 per share capital gains distributions.
(7) Percent change includes reinvestment of $1.875 per share ordinary income dividends and $1.631 per share capital gains distributions.
(8) Percent change includes reinvestment of $0.896 per share ordinary income dividends and $0.581 per share capital gains distributions.
(9) Percent change includes reinvestment of $1.994 per share ordinary income dividends and $1.631 per share capital gains distributions.
(10) Percent change includes reinvestment of $0.935 per share ordinary income dividends and $0.581 per share capital gains distributions.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Results of a $1,000 Investment Since Inception -- Class A Shares

(5.25% sales charge - $947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

                              [Line graph omitted]

Average Annual Total Return

                                      % Return Without  % Return With
                                        Sales Charge      Sales Charge**
======================================================================
Class A Shares*
======================================================================
Year Ended 9/30/97                        +47.08%           +39.36%
----------------------------------------------------------------------
Five Years Ended 9/30/97                  +23.69            +22.36
----------------------------------------------------------------------
Ten Years Ended 9/30/97                   +10.99            +10.39
----------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

======================================================================
                                          % Return           % Return
                                         Without CDSC        With CDSC**
======================================================================
Class B Shares*
======================================================================
Year Ended 9/30/97                        +45.57%           +41.57%
----------------------------------------------------------------------
Five Years Ended 9/30/97                  +22.44            +22.44
----------------------------------------------------------------------
Inception (10/21/88) through 9/30/97      +13.13            +13.13
----------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

======================================================================
                                         % Return           % Return
                                        Without CDSC        With CDSC**
======================================================================
Class C Shares*
======================================================================
Year Ended 9/30/97                        +45.59%           +44.59%
----------------------------------------------------------------------
Inception (10/21/94)
through 9/30/97                           +27.37            +27.37
----------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                      % Return Without  % Return With
                                        Sales Charge      Sales Charge**
======================================================================
   Class D Shares*
======================================================================
   Year Ended 9/30/97                     +46.73%           +39.03%
----------------------------------------------------------------------
   Inception (10/21/94)
   through 9/30/97                        +28.37            +26.03
----------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Performance Summary--Class A Shares

                                            Net Asset Value        Capital Gains
Period Covered                           Beginning       Ending     Distributed     Dividends Paid*     % Change**
===================================================================================================================
5/5/78--12/31/78                          $ 9.60         $ 8.70          --             $0.190          -   7.63%
-------------------------------------------------------------------------------------------------------------------
1979                                        8.70          10.16        $0.370            0.320          +  25.67
-------------------------------------------------------------------------------------------------------------------
1980                                       10.16          12.54         0.500            0.195          +  33.62
-------------------------------------------------------------------------------------------------------------------
1981                                       12.54          10.58         0.890            0.390          -   6.27
-------------------------------------------------------------------------------------------------------------------
1982                                       10.58          10.67         0.650            0.380          +  12.70
-------------------------------------------------------------------------------------------------------------------
1983                                       10.67          12.45         0.610            0.070          +  22.40
-------------------------------------------------------------------------------------------------------------------
1984                                       12.45          11.10         0.290            0.120          -   7.60
-------------------------------------------------------------------------------------------------------------------
1985                                       11.10          14.29         0.340            0.090          +  33.14
-------------------------------------------------------------------------------------------------------------------
1986                                       14.29          13.97         0.620            0.050          +   1.88
-------------------------------------------------------------------------------------------------------------------
1987                                       13.97          10.32         1.086            0.143          -  18.52
-------------------------------------------------------------------------------------------------------------------
1988                                       10.32          11.83         0.017            0.233          +  17.06
-------------------------------------------------------------------------------------------------------------------
1989                                       11.83          11.65          --              0.237          +   0.42
-------------------------------------------------------------------------------------------------------------------
1990                                       11.65           8.32          --              0.148          -  27.52
-------------------------------------------------------------------------------------------------------------------
1991                                        8.32          12.80          --              0.080          +  54.87
-------------------------------------------------------------------------------------------------------------------
1992                                       12.80          14.96          --              0.019          +  17.04
-------------------------------------------------------------------------------------------------------------------
1993                                       14.96          15.66         0.594            0.811          +  14.26
-------------------------------------------------------------------------------------------------------------------
1994                                       15.66          14.70         0.561            0.940          +   3.81
-------------------------------------------------------------------------------------------------------------------
1995                                       14.70          17.10         0.151            0.675          +  22.34
-------------------------------------------------------------------------------------------------------------------
1996                                       17.10          17.83         1.233            2.014          +  23.90
-------------------------------------------------------------------------------------------------------------------
1/1/97--9/30/97                            17.83          23.15         0.581            0.945          +  39.93
-------------------------------------------------------------------------------------------------------------------
                                                                 Total $8.493     Total $8.050
===================================================================================================================
                                                                  Cumulative total return as of 9/30/97: +695.74%**
===================================================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary--Class B Shares

                                            Net Asset Value        Capital Gains
Period Covered                           Beginning       Ending     Distributed     Dividends Paid*     % Change**
===================================================================================================================
10/21/88--12/31/88                        $12.01         $11.82        $0.017           $0.095          -   0.62%
-------------------------------------------------------------------------------------------------------------------
1989                                       11.82          11.61          --              0.140          -   0.64
-------------------------------------------------------------------------------------------------------------------
1990                                       11.61           8.29          --              0.050          -  28.26
-------------------------------------------------------------------------------------------------------------------
1991                                        8.29          12.69          --              0.019          +  53.32
-------------------------------------------------------------------------------------------------------------------
1992                                       12.69          14.70          --               --            +  15.84
-------------------------------------------------------------------------------------------------------------------
1993                                       14.70          15.31         0.594            0.692          +  13.07
-------------------------------------------------------------------------------------------------------------------
1994                                       15.31          14.30         0.561            0.828          +   2.79
-------------------------------------------------------------------------------------------------------------------
1995                                       14.30          16.61         0.151            0.513          +  21.12
-------------------------------------------------------------------------------------------------------------------
1996                                       16.61          17.18         1.233            1.850          +  22.57
-------------------------------------------------------------------------------------------------------------------
1/1/97--9/30/97                            17.18          22.12         0.581            0.897          +  38.88
-------------------------------------------------------------------------------------------------------------------
                                                                 Total $3.137     Total $5.084
===================================================================================================================
                                                                  Cumulative total return as of 9/30/97: +201.42%**
===================================================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

PERFORMANCE DATA (concluded)

Performance Summary--Class C Shares

                                            Net Asset Value        Capital Gains
Period Covered                           Beginning       Ending     Distributed     Dividends Paid*     % Change**
===================================================================================================================
10/21/94--12/31/94                        $15.06         $14.24        $0.192           $0.430          -   1.15%
-------------------------------------------------------------------------------------------------------------------
1995                                       14.24          16.50         0.151            0.544          +  21.09
-------------------------------------------------------------------------------------------------------------------
1996                                       16.50          17.05         1.233            1.854          +  22.64
-------------------------------------------------------------------------------------------------------------------
1/1/97--9/30/97                            17.05          21.93         0.581            0.896          +  38.81
-------------------------------------------------------------------------------------------------------------------
                                                                 Total $2.157     Total $3.724
===================================================================================================================
                                                                  Cumulative total return as of 9/30/97: +103.76%**
===================================================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary--Class D Shares

                                            Net Asset Value        Capital Gains
Period Covered                           Beginning       Ending     Distributed     Dividends Paid*     % Change**
===================================================================================================================
10/21/94--12/31/94                        $15.52         $14.69        $0.192           $0.447          -   1.06%
-------------------------------------------------------------------------------------------------------------------
1995                                       14.69          17.09         0.151            0.639          +  22.09
-------------------------------------------------------------------------------------------------------------------
1996                                       17.09          17.81         1.233            1.971          +  23.58
-------------------------------------------------------------------------------------------------------------------
1/1/97--9/30/97                            17.81          23.09         0.581            0.935          +  39.68
-------------------------------------------------------------------------------------------------------------------
                                                                 Total $2.157     Total $3.992
===================================================================================================================
                                                                  Cumulative total return as of 9/30/97: +108.50%**
===================================================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

SCHEDULE OF INVESTMENTS

                                                                                                         Value      Percent of
Sectors*               Shares Held                Stocks                            Cost               (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------
Auto & Transportation      311,500    Air Express International Corp.          $  6,008,426         $  11,369,750       1.1%
                           264,000    Circle International Group, Inc.            6,812,409             7,854,000       0.7
                         1,823,500  + Envirosource, Inc.                          6,792,508             4,672,719       0.4
                           518,100  + Landair Services, Inc. (d)                  6,028,650            10,232,475       1.0
                            46,900  + Reno Air, Inc.                                356,449               337,094       0.0
                           434,800    Walbro Corp. (d)                            8,254,004             9,511,250       0.9
                                                                               ------------         -------------     -----
                                                                                 34,252,446            43,977,288       4.1
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary       1,317  + Alfin, Inc. (Preferred) (a)                         0                24,259       0.0
                         1,140,200  + Au Bon Pain Company, Inc. (Class A) (d)     7,669,095            10,261,800       1.0
                           158,300  + Axiom, Inc.                                 1,873,968             1,860,025       0.2
                           491,100    J. Baker, Inc.                              4,150,600             4,542,675       0.4
                            71,100  + Catalina Marketing Corporation              1,864,914             3,697,200       0.3
                            15,800  + Cheesecake Factory (The)                      355,500               435,488       0.0
                           463,500  + Department 56, Inc.                        10,707,135            13,412,531       1.2
                            67,800    Dover Downs Entertainment, Inc.             1,385,493             1,419,563       0.1
                           235,000  + Farah, Inc.                                 1,606,481             1,615,625       0.2
                            14,400    Fingerhut Companies, Inc.                     244,533               324,000       0.0
                           263,800  + Global DirectMail Corp.                     5,844,115             5,902,525       0.6
                           376,600  + HA-LO Industries, Inc.                      5,413,113            10,780,175       1.0
                           316,400    Heilig-Meyers Company                       5,149,093             4,864,650       0.5
                           263,600  + ITI Technologies, Inc.                      3,521,897             7,512,600       0.7
                           804,400  + Metromail Corp.                            12,803,415            16,238,825       1.5
                           429,000  + Micro Warehouse, Inc.                       8,299,993             9,384,375       0.9
                           103,400  + New Horizons Worldwide, Inc.                1,337,732             1,350,663       0.1
                           700,500  + Norton McNaughton, Inc. (d)                10,056,577             3,808,969       0.4
                         1,295,800  + Paxson Communications Corporation          14,486,910            15,063,675       1.4
                           122,700  + Sodak Gaming, Inc.                          1,703,119             1,733,138       0.2
                            89,000    Unitog Company                              2,307,519             2,280,625       0.2
                           500,000  + Viking Office Products, Inc.               10,054,211            10,875,000       1.0
                           359,100  + WMS Industries, Inc.                        6,957,594            10,840,331       1.0
                                                                               ------------         -------------     -----
                                                                                117,793,007           138,228,717      12.9
------------------------------------------------------------------------------------------------------------------------------
Financial Services          80,050    American National Insurance Co.             6,324,332             8,085,050       0.7
                           225,000  + The BISYS Group, Inc.                       7,173,797             7,228,125       0.7
                           200,600    Charter One Financial, Inc.                 4,843,514            11,860,475       1.1
                           130,000  + Civic Bancorp, Inc.                           706,250             2,193,750       0.2
                           221,400  + FirstFed Financial Corp.                    3,459,042             7,555,275       0.7
                           171,600    Haven Bancorp, Inc.                         5,426,488             7,335,900       0.7
                            68,000    National Data Corporation                   3,122,644             2,788,000       0.3
                           347,800    PXRE Corp.                                  7,578,788            10,977,438       1.0
                           125,990    Reliastar Financial Corp.                   1,605,526             5,015,977       0.5
                                                                               ------------         -------------     -----
                                                                                 40,240,381            63,039,990       5.9
------------------------------------------------------------------------------------------------------------------------------
Health Care                205,400  + Biomatrix, Inc.                             3,103,771             7,214,675       0.7
                           215,100  + COR Therapeutics, Inc.                      2,163,958             3,576,038       0.3
                           303,300  + Genome Therapeutics Corp.                   2,593,933             2,653,875       0.2
                            80,800  + Gilead Sciences, Inc.                       2,289,245             3,585,500       0.3
                           500,000  + Isolyser Company, Inc.                      3,047,185             1,968,750       0.2
                           205,400  + Magainin Pharmaceuticals, Inc.              2,302,777             2,349,263       0.2
                           237,500  + Magellan Health Services, Inc.              6,878,050             7,540,625       0.7
                           330,000  + NABI, Inc.                                  2,674,034             2,413,125       0.2
                           160,000  + Neoprobe Corp.                              2,290,000             2,240,000       0.2
                           257,400  + NeoRx Corp.                                 1,623,174             1,801,800       0.2

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

                                                                                                         Value      Percent of
Sectors*               Shares Held                Stocks                            Cost               (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------
Health Care                236,700  + Ostex International, Inc.                $  2,734,502        $      858,038       0.1%
(concluded)              1,015,600  + Physician Computer Network, Inc.            6,818,207             7,426,575       0.7
                           574,500  + Ramsay Health Care, Inc. (d)                3,830,632             3,195,656       0.3
                            85,000  + Sano Corporation                            1,390,000             2,029,375       0.2
                           387,350  + Scios, Inc.                                 2,049,208             3,776,663       0.4
                            58,800  + Sequana Therapeutics, Inc.                    639,872               808,500       0.1
                            93,000  + Sierra Health Services, Inc.                2,866,480             3,406,125       0.3
                           313,800  + Sofamor Danek Group, Inc.                   7,897,830            17,925,825       1.7
                         1,095,900  + VISX, Inc. (d)                             25,062,294            27,945,450       2.6
                           901,700  + Vivus, Inc. (d)                            22,630,600            33,813,750       3.1
                                                                               ------------         -------------     -----
                                                                                104,885,752           136,529,608      12.7
------------------------------------------------------------------------------------------------------------------------------
Materials & Processing     383,100  + ACX Technologies, Inc.                      7,807,007            10,200,038       1.0
                           598,252    BHA Group, Inc. (Class A) (d)               7,417,261            10,319,847       1.0
                           274,200    Castle (A.M.) & Company                     4,606,560             7,129,200       0.7
                           299,500  + Citation Corp.                              4,204,668             5,765,375       0.5
                           637,400    Commonwealth Industries, Inc.              11,106,622            12,269,950       1.1
                           536,000  + Giant Cement Holding, Inc. (d)              5,832,918            13,065,000       1.2
                           681,800  + Insituform Technologies, Inc. (Class A)     4,762,021             5,965,750       0.6
                           264,800    Quanex Corp.                                5,058,882             9,284,550       0.9
                           155,100  + Ryerson Tull, Inc. (Class A)                2,087,343             2,510,681       0.2
                           585,000  + Shiloh Industries, Inc.                     7,889,761            11,115,000       1.0
                           218,500  + Wolverine Tube, Inc.                        6,390,388             6,855,438       0.6
                           830,076  + Zemex Corporation (d)                       7,282,851             7,885,722       0.7
                                                                               ------------         -------------     -----
                                                                                 74,446,282           102,366,551       9.5
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous              317,000  + DONCASTERS PLC (ADR) (b)                    5,766,768             9,510,000       0.9
                         1,609,700    Mercer International, Inc.                 21,053,577            18,511,550       1.7
                           888,150  + Metromedia International Group, Inc.       10,872,501            10,768,819       1.0
                           259,800  + Primark Corporation                         7,014,225             7,680,337       0.7
                                                                               ------------         -------------     -----
                                                                                 44,707,071            46,470,706       4.3
------------------------------------------------------------------------------------------------------------------------------
Other Energy               415,200  + American Exploration Co.                    4,998,877             7,888,800       0.7
                           508,900  + Benton Oil & Gas Co.                        7,495,432             9,510,069       0.9
                           140,000  + Plains Resources, Inc.                      1,461,553             2,520,000       0.2
                           308,391  + Plains Resources, Inc. (c)                  1,806,983             5,473,940       0.5
                           189,700  + Tom Brown, Inc.                             1,777,502             4,695,075       0.5
                                                                               ------------         -------------     -----
                                                                                 17,540,347            30,087,884       2.8
------------------------------------------------------------------------------------------------------------------------------
Producer Durables          130,300    AGCO Corp.                                  3,045,424             4,128,881       0.4
                           243,300    Applied Industrial Technology, Inc.         4,802,462             8,378,644       0.8
                           586,200  + B.I., Inc.                                  5,366,809             4,359,862       0.4
                           418,700  + Brown & Sharpe Manufacturing Company
                                      (Class A) (d)                               5,728,749             5,940,306       0.5
                           139,400    Cincinnati Milacron, Inc.                   2,851,648             3,746,375       0.3
                           808,800  + Comdial Corp. (d)                           4,965,675             8,138,550       0.8
                           234,900  + Cuno, Incorporated                          3,358,481             4,081,387       0.4
                           200,000  + Dynatech Corporation                        6,557,551             8,212,500       0.8
                           311,450  + General Cable Corporation                   7,151,975            11,056,475       1.0
                            97,100    Kennametal, Inc.                            4,351,039             4,709,350       0.4
                           335,800  + Nu Horizons Electronics Corp.               2,657,977             2,791,337       0.3
                           229,600    Oakwood Homes Corp.                         5,126,569             6,514,900       0.6
                           286,100    Ryland Group, Inc.                          4,213,565             5,078,275       0.5
                           645,400    Stewart & Stevenson Services, Inc.         15,413,974            15,529,937       1.4

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

                                                                                                         Value      Percent of
Sectors*               Shares Held                Stocks                            Cost               (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------
Producer Durables          518,750  + TALX Corp.                               $  4,385,624        $    4,150,000       0.4%
(concluded)                216,800  + Toll Brothers, Inc.                         4,208,656             5,040,600       0.5
                           165,200  + Triumph Group, Inc.                         4,226,595             5,513,550       0.5
                                                                               ------------         -------------     -----
                                                                                 88,412,773           107,370,929      10.0
------------------------------------------------------------------------------------------------------------------------------
Technology                 656,800  + Alpha Industries, Inc. (d)                  4,463,497            12,150,800       1.1
                            96,600    Analogic Corp.                              1,601,244             3,525,900       0.3
                           497,100  + Anixter International, Inc.                 7,849,509             8,543,906       0.8
                           327,925  + Boole & Babbage, Inc.                       2,290,905             9,427,844       0.9
                           442,100  + Brite Voice Systems, Inc.                   5,650,961             4,752,575       0.4
                           345,000  + CHS Electronics, Inc.                       2,656,187             9,444,375       0.9
                           782,550  + C.P. Clare Corp. (d)                        7,022,423            15,455,362       1.4
                           226,300  + Cylink Corporation                          3,243,917             3,578,369       0.3
                           750,800  + DII Group, Inc.                             8,522,084            24,612,162       2.3
                           537,200  + DSP Communications, Inc.                    4,280,590            11,247,625       1.1
                            26,200  + Identix, Inc.                                 224,010               299,662       0.0
                           440,000  + Learning Company, Inc. (The)                4,984,116             6,490,000       0.6
                           115,000  + Marshall Industries                         3,423,658             4,456,250       0.4
                           236,900  + MathSoft, Inc.                              1,247,850               710,700       0.1
                           951,000  + Mentor Graphics Corporation                 9,638,012            11,530,875       1.1
                           629,100  + Network Equipment Technologies, Inc.        9,129,158            10,969,931       1.0
                           482,550  + Phoenix Technologies Ltd.                   6,547,323             7,177,931       0.7
                           353,300    Pioneer-Standard Electronics, Inc.          5,208,889             6,072,344       0.6
                           639,000  + Planar Systems, Inc. (d)                    7,535,335             7,228,687       0.7
                           774,000  + Platinum Technology, Inc.                  10,306,548            16,641,000       1.5
                           542,400  + Premenos Technology Corporation             5,052,880             7,797,000       0.7
                           351,100  + Software Spectrum, Inc. (d)                 7,367,223             6,275,912       0.6
                           236,717  + Sterling Commerce, Inc.                     6,323,429             8,507,017       0.8
                           297,500  + Storage Technology Corp.                    8,518,941            14,224,219       1.3
                           779,700  + Structural Dynamics Research Corp.         16,869,335            19,979,812       1.9
                           861,800  + Sybase, Inc.                               14,288,662            15,512,400       1.4
                           703,300    Texlon Corp.                                9,106,558            17,230,850       1.6
                           659,700  + VMARK Software, Inc. (d)                    6,390,940             6,761,925       0.6
                           259,000  + VWR Scientific Products Corp.               3,714,060             5,924,625       0.6
                           202,300  + Vanstar Corporation                         1,882,829             3,085,075       0.3
                         4,500,000  + Versus Technology, Inc. (c)(d)              2,250,000             3,937,500       0.4
                           486,900  + Wang Laboratories, Inc.                    10,120,605            10,255,331       1.0
                                                                               ------------         -------------     -----
                                                                                197,711,678           293,807,964      27.4
------------------------------------------------------------------------------------------------------------------------------
Utilities                  392,900  + Applied Digital Access, Inc.                2,963,615             2,946,750       0.3
                           134,100  + Rural Cellular Corp. (Class A)              1,387,816             1,575,675       0.1
                                                                               ------------         -------------     -----
                                                                                  4,351,431             4,522,425       0.4
------------------------------------------------------------------------------------------------------------------------------
                                      Total Stocks                              724,341,168           966,402,062      90.0
------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

SCHEDULE OF INVESTMENTS (concluded)

                                                                                                         Value      Percent of
Sectors*               Shares Held                Stocks                            Cost               (Note 1a)    Net Assets
------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**       10,000,000   CXC Inc., 5.53% due 10/16/1997           $  9,976,958        $    9,976,958       0.9%
                         10,000,000   Corporate Receivables Corp.,
                                      5.53% due 11/10/1997                        9,938,556             9,938,556       0.9
                          4,968,000   General Motors Acceptance Corp.,
                                      6.50% due 10/01/1997                        4,968,000             4,968,000       0.5
                                      Lexington Parker Capital Co. LLC:
                         15,000,000     5.52% due 10/01/1997                     15,000,000            15,000,000       1.4
                         10,000,000     5.53% due 10/01/1997                     10,000,000            10,000,000       0.9
                         10,000,000   National Fleet Funding Corp.,
                                      5.54% due 10/06/1997                        9,992,306             9,992,306       0.9
                         20,000,000   Preferred Receivables Funding Corp.,
                                      5.53% due 10/10/1997                       19,972,350            19,972,350       1.9
                                                                               ------------         -------------     -----
                                                                                 79,848,170            79,848,170       7.4
------------------------------------------------------------------------------------------------------------------------------
US Government Agency                  Federal Home Loan Mortgage Corp.:
Obligations**             7,000,000     5.41% due 10/09/1997                      6,991,584             6,991,584       0.7
                         10,000,000     5.40% due 10/14/1997                      9,980,500             9,980,500       0.9
                         20,000,000   Federal National Mortgage Association,
                                      5.415% due 10/16/1997                      19,954,875            19,954,875       1.9
                                                                               ------------         -------------     -----
                                                                                 36,926,959            36,926,959       3.5
------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities               116,775,129           116,775,129      10.9
------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                              $841,116,297         1,083,177,191     100.9
                                                                               ============
Liabilities in Excess of Other Assets                                                                  (9,405,190)     (0.9)
                                                                                                    -------------     -----
Net Assets                                                                                         $1,073,772,001     100.0%
                                                                                                    =============     =====
------------------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a) Security represents 14.5% cumulative preferred stock. For each share of preferred stock, the Fund will receive an annual dividend of approximately
      9.43 shares of common stock.
(b)   American Depositary Receipts (ADR).
(c) The security may be sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in section 2 (a) (3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                                  Net Share     Net     Dividend
Sector                     Affiliate              Activity      Cost     Income
--------------------------------------------------------------------------------
Auto &              Landair Services, Inc.        (112,200)  $(253,586)      ++
 Transportation
Auto &              Walbro Corp.                    44,800     917,412  $83,480
 Transportation
Consumer            Au Bon Pain Company, Inc.
 Discretionary       (Class A)                     409,200   3,012,640       ++
Consumer            Norton McNaughton, Inc.             --          --       ++
 Discretionary
Health Care         Ramsay Health Care, Inc.            --          --       ++
Health Care         VISX, Inc.                     627,100  13,567,715       ++
Health Care         Vivus, Inc.                    901,700  22,630,600       ++
Materials &         BHA Group, Inc. (Class A)       68,932     306,000   33,827
 Processing
Materials &         Giant Cement Holding, Inc.    (114,000) (1,482,363)      ++
 Processing
Materials &         Zemex Corporation                   --          --       ++
 Processing
Producer Durables   Brown & Sharpe Manufacturing
 Company (Class A)                                 418,700   5,728,749       ++
Producer Durables   Comdial Corp.                   27,500     175,312       ++
Technology          Alpha Industries, Inc.        (249,300) (2,062,815)      ++
Technology          C.P. Clare Corp.                40,000     660,625       ++
Technology          Planar Systems, Inc.           349,000   3,943,899       ++
Technology          Software Spectrum, Inc.        (22,300)   (592,344)      ++
Technology          VMARK Software, Inc.                --          --       ++
Technology          Versus Technology, Inc.             --          --       ++
--------------------------------------------------------------------------------
++    Non-income producing security.

See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of September 30, 1997

Assets:           Investments, at value (identified cost--$841,116,297) (Note 1a) ....                 $1,083,177,191
                  Cash                                                                                        490,450
                  Receivables:
                     Capital shares sold ............................................. $    6,563,071
                     Securities sold .................................................      3,728,356
                     Dividends .......................................................         69,220      10,360,647
                                                                                       --------------
                  Prepaid registration fees and other assets (Note 1e) ...............                         40,384
                                                                                                       --------------
                  Total assets .......................................................                  1,094,068,672
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                     Securities purchased ............................................     15,705,780
                     Capital shares redeemed .........................................      3,029,403
                     Investment adviser (Note 2) .....................................        662,288
                     Distributor (Note 2) ............................................        509,216      19,906,687
                                                                                       --------------
                  Accrued expenses and other liabilities .............................                        389,984
                                                                                                       --------------
                  Total liabilities ..................................................                     20,296,671
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets .........................................................                 $1,073,772,001
                                                                                                       ==============
---------------------------------------------------------------------------------------------------------------------
Net Assets        Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares
Consist of:       authorized .........................................................                 $    1,671,023
                  Class B Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized .........................................................                      2,459,017
                  Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized .........................................................                        264,490
                  Class D Shares of Common Stock, $0.10 par value, 100,000,000 shares
                  authorized .........................................................                        367,748
                  Paid-in capital in excess of par ...................................                    780,252,849
                  Accumulated investment loss--net ...................................                     (2,576,856)
                  Undistributed realized capital gains on investments--net ...........                     49,272,836
                  Unrealized appreciation on investments--net ........................                    242,060,894
                                                                                                       --------------
                  Net assets .........................................................                 $1,073,772,001
                                                                                                       ==============
---------------------------------------------------------------------------------------------------------------------
Net Asset Value:  Class A--Based on net assets of $386,895,975 and 16,710,231 shares
                           outstanding ...............................................                 $        23.15
                                                                                                       ==============
                  Class B--Based on net assets of $543,964,095 and 24,590,164 shares
                           outstanding ...............................................                 $        22.12
                                                                                                       ==============
                  Class C--Based on net assets of $58,002,073 and 2,644,901 shares
                           outstanding ...............................................                 $        21.93
                                                                                                       ==============
                  Class D--Based on net assets of $84,909,858 and 3,677,475 shares
                           outstanding ...............................................                 $        23.09
                                                                                                       ==============
---------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Statement of Operations for the Six Months Ended September 30, 1997

Investment            Interest and discount earned ..................................   $   2,572,867
Income                Dividends (net of $4,275 foreign withholding tax) .............       1,257,878
(Notes 1c & 1d):                                                                        -------------
                      Total income ..................................................       3,830,745
                                                                                        -------------
-----------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees (Note 2) .............................       2,949,396
                      Account maintenance and distribution fees--Class B (Note 2) ...       2,051,959
                      Transfer agent fees--Class B (Note 2) .........................         479,760
                      Transfer agent fees--Class A (Note 2) .........................         290,257
                      Account maintenance and distribution fees--Class C (Note 2) ...         195,987
                      Printing and shareholder reports ..............................          72,552
                      Account maintenance fees--Class D (Note 2) ....................          68,583
                      Transfer agent fees--Class D (Note 2) .........................          56,266
                      Registration fees (Note 1e) ...................................          55,986
                      Transfer agent fees--Class C (Note 2) .........................          47,554
                      Custodian fees ................................................          42,149
                      Accounting services (Note 2) ..................................          40,910
                      Professional fees .............................................          34,155
                      Directors' fees and expenses ..................................          15,767
                      Pricing fees ..................................................             318
                      Other .........................................................           6,002
                                                                                        -------------
                      Total expenses ................................................       6,407,601
                                                                                        -------------
                      Investment loss--net ..........................................      (2,576,856)
                                                                                        -------------
-----------------------------------------------------------------------------------------------------
Realized &            Realized gain on investments--net .............................      50,997,323
Unrealized Gain on    Change in unrealized appreciation on investments--net .........     223,423,575
Investments--Net                                                                        -------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations ..........   $ 271,844,042
                                                                                        =============
-----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Statement of Changes in Net Assets

                                                                                        For the Six       For the
                                                                                        Months Ended     Year Ended
Increase (Decrease) in Net Assets:                                                     Sept. 30, 1997  March 31, 1997
---------------------------------------------------------------------------------------------------------------------
Operations:       Investment loss--net .............................................  $    (2,576,856)  $  (1,854,279)
                  Realized gain on investments--net ................................       50,997,323     129,452,799
                  Change in unrealized appreciation on investments--net ............      223,423,575     (31,593,968)
                                                                                      ---------------   -------------
                  Net increase in net assets resulting from operations .............      271,844,042      96,004,552
                                                                                      ---------------   -------------
---------------------------------------------------------------------------------------------------------------------
Dividends &       Investment income--net:
Distributions to     Class A .......................................................               --        (626,240)
Shareholders         Class D .......................................................               --         (58,931)
(Note 1f):        Realized gain on investments--net:
                     Class A .......................................................      (18,715,447)    (37,231,113)
                     Class B .......................................................      (29,000,275)    (59,362,677)
                     Class C .......................................................       (2,676,723)     (5,770,673)
                     Class D .......................................................       (3,846,638)     (5,290,682)
                                                                                      ---------------   -------------
                  Net decrease in net assets resulting from dividends and
                  distributions to shareholders ....................................      (54,239,083)   (108,340,316)
                                                                                      ---------------   -------------
---------------------------------------------------------------------------------------------------------------------
Capital Shares    Net increase in net assets derived from capital share transactions      223,604,220     101,712,227
Transactions                                                                          ---------------   -------------
(Note 4):
---------------------------------------------------------------------------------------------------------------------
Net Assets:       Total increase in net assets .....................................      441,209,179      89,376,463
                  Beginning of period ..............................................      632,562,822     543,186,359
                                                                                      ---------------   -------------
                  End of period ....................................................  $ 1,073,772,001   $ 632,562,822
                                                                                      ===============   =============
---------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Financial Highlights

                                                                                        Class A++
                                                              -----------------------------------------------------------
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended                For the Year Ended March 31,
from information provided in the financial statements.         Sept. 30,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                          1997          1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $  17.59      $  17.77    $  15.63    $  15.88    $  15.32
Operating                                                      --------      --------    --------    --------    --------
Performance:         Investment income (loss)--net ..........      (.01)          .06         .24         .16         .10
                     Realized and unrealized gain on
                     investments--net .......................      7.10          3.01        2.72        1.09        1.87
                                                               --------      --------    --------    --------    --------
                     Total from investment operations .......      7.09          3.07        2.96        1.25        1.97
                                                               --------      --------    --------    --------    --------
                     Less dividends and distributions:
                        Investment income--net ..............        --          (.06)       (.23)       (.10)        .00+
                        Realized gain on investments--net ...     (1.53)        (3.19)       (.59)      (1.40)      (1.41)
                                                               --------      --------    --------    --------    --------
                     Total dividends and distributions ......     (1.53)        (3.25)       (.82)      (1.50)      (1.41)
                                                               --------      --------    --------    --------    --------
                     Net asset value, end of period .........  $  23.15      $  17.59    $  17.77    $  15.63    $  15.88
                                                               ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....     41.84%++      17.62%      19.56%       8.85%      13.14%
Return:**                                                      ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................      1.02%*        1.10%       1.12%       1.15%       1.17%
Net Assets:                                                    ========      ========    ========    ========    ========
                     Investment income (loss)--net ..........      (.05%)*        .34%       1.43%       1.04%        .62%
                                                               ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $386,896      $223,492    $181.297    $106,506    $ 78,804
Data:                                                          ========      ========    ========    ========    ========
                     Portfolio turnover .....................     37.01%        97.87%      60.37%      59.79%      68.70%
                                                               ========      ========    ========    ========    ========
                     Average commission rate paid+++ ........  $  .0509      $  .0514    $  .0503          --          --
                                                               ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Amount is less than $.01 per share.
                  ++ Based on average shares outstanding during the period.
                 +++ For fiscal years beginning on or after
                     September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Financial Highlights (continued)

                                                                                        Class B++
                                                              -----------------------------------------------------------
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended                For the Year Ended March 31,
from information provided in the financial statements.         Sept. 30,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                          1997          1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $  16.91      $  17.21    $  15.16    $  15.49    $  15.01
Operating                                                      --------      --------    --------    --------    --------
Performance:         Investment income (loss)--net ..........      (.10)         (.12)        .07         .00+       (.06)
                     Realized and unrealized gain on
                     investments--net .......................      6.79          2.90        2.64        1.06        1.83
                                                               --------      --------    --------    --------    --------
                     Total from investment operations .......      6.69          2.78        2.71        1.06        1.77
                                                               --------      --------    --------    --------    --------
                     Less dividends and distributions:
                        Investment income--net ..............        --            --        (.07)        .00+        .00+
                        Realized gain on investments--net ...     (1.48)        (3.08)       (.59)      (1.39)      (1.29)
                                                               --------      --------    --------    --------    --------
                     Total dividends and distributions ......     (1.48)        (3.08)       (.66)      (1.39)      (1.29)
                                                               --------      --------    --------    --------    --------
                     Net asset value, end of period .........  $  22.12      $  16.91    $  17.21    $  15.16    $  15.49
                                                               ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....     41.10%++      16.44%      18.37%       7.70%      12.03%
Return:**                                                      ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................      2.05%*        2.13%       2.15%       2.20%       2.19%
Net Assets:                                                    ========      ========    ========    ========    ========
                     Investment income (loss)--net ..........     (1.08%)*       (.68%)       .44%        .02%       (.41%)
                                                               ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $543,964      $337,716    $310,174    $237,359    $112,768
Data:                                                          ========      ========    ========    ========    ========
                     Portfolio turnover .....................     37.01%        97.87%      60.37%      59.79%      68.70%
                                                               ========      ========    ========    ========    ========
                     Average commission rate paid+++ ........  $  .0509      $  .0514    $  .0503          --          --
                                                               ========      ========    ========    ========    ========
-------------------------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Amount is less than $.01 per share.
                  ++ Based on average shares outstanding during the period.
                 +++ For fiscal years beginning on or after
                     September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

Financial Highlights (continued)

                                                                                Class C++
                                                               ------------------------------------------
                                                                                                  For the
                                                                For the                            Period
The following per share data and ratios have been derived     Six Months       For the Year       Oct. 21,
from information provided in the financial statements.          Ended         Ended March 31,     1994+ to
                                                               Sept. 30,    ------------------    March 31,
Increase (Decrease) in Net Asset Value:                          1997         1997       1996       1995
---------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $ 16.77      $ 17.10    $ 15.10    $ 15.06
Operating                                                      -------      -------    -------    -------
Performance:         Investment income (loss)--net ..........     (.10)        (.13)       .06        .01
                     Realized and unrealized gain on
                     investments--net .......................     6.74         2.89       2.63        .65
                                                               -------      -------    -------    -------
                     Total from investment operations .......     6.64         2.76       2.69        .66
                                                               -------      -------    -------    -------
                     Less dividends and distributions:
                        Investment income--net ..............       --           --       (.10)      (.06)
                        Realized gain on investments--net ...    (1.48)       (3.09)      (.59)      (.56)
                                                               -------      -------    -------    -------
                     Total dividends and distributions ......    (1.48)       (3.09)      (.69)      (.62)
                                                               -------      -------    -------    -------
                     Net asset value, end of period .........  $ 21.93      $ 16.77    $ 17.10    $ 15.10
                                                               =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....    41.13%++     16.39%     18.34%      4.82%++
Return:**                                                      =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................     2.06%*       2.14%      2.16%      2.41%*
Net Assets:                                                    =======      =======    =======    =======
                     Investment income (loss)--net ..........    (1.09%)*      (.70%)      .36%       .14%*
                                                               =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $58,002      $31,182    $26,920    $11,434
Data:                                                          =======      =======    =======    =======
                     Portfolio turnover .....................    37.01%       97.87%     60.37%     59.79%
                                                               =======      =======    =======    =======
                     Average commission rate paid+++ ........  $ .0509      $ .0514    $ .0503         --
                                                               =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Commencement of Operations.
                  ++ Based on average shares outstanding during the period.
                 +++ For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission
                     rate per share for purchases and sales of equity securities.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                Class D++
                                                               ------------------------------------------
                                                                                                  For the
                                                                For the                            Period
The following per share data and ratios have been derived     Six Months       For the Year       Oct. 21,
from information provided in the financial statements.          Ended         Ended March 31,     1994+ to
                                                               Sept. 30,    ------------------    March 31,
Increase (Decrease) in Net Asset Value:                          1997         1997       1996       1995
---------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...  $ 17.56      $ 17.74    $ 15.61    $ 15.52
Operating                                                      -------      -------    -------    -------
Performance:         Investment income (loss)--net ..........     (.03)         .01        .19        .07
                     Realized and unrealized gain on
                     investments--net .......................     7.08         3.02       2.73        .66
                                                               -------      -------    -------    -------
                     Total from investment operations .......     7.05         3.03       2.92        .73
                                                               -------      -------    -------    -------
                     Less dividends and distributions:
                        Investment income--net ..............       --         (.04)      (.20)      (.08)
                        Realized gain on investments--net ...    (1.52)       (3.17)      (.59)      (.56)
                                                               -------      -------    -------    -------
                     Total dividends and distributions ......    (1.52)       (3.21)      (.79)      (.64)
                                                               -------      -------    -------    -------
                     Net asset value, end of period .........  $ 23.09      $ 17.56    $ 17.74    $ 15.61
                                                               =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .....    41.67%++     17.38%     19.26%      5.13%++
Return:**                                                      =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ...............................     1.27%*       1.35%      1.37%      1.61%*
Net Assets:                                                    =======      =======    =======    =======
                     Investment income (loss)--net ..........     (.30%)*       .07%      1.15%       .95%*
                                                               =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands)  $84,910      $40,173    $24,795    $11,037
Data:                                                          =======      =======    =======    =======
                     Portfolio turnover .....................    37.01%       97.87%     60.37%     59.79%
                                                               =======      =======    =======    =======
                     Average commission rate paid+++ ........  $ .0509      $ .0514    $ .0503         --
                                                               =======      =======    =======    =======
---------------------------------------------------------------------------------------------------------

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Commencement of Operations.
                  ++ Based on average shares outstanding during the period.
                 +++ For fiscal years beginning on or after
                     September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Special Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded in the NASDAQ National Market System are valued at the last sale price, or lacking any sales, at the closing bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997
or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

-------------------------------------------------------
                               Account     Distribution
                           Maintenance Fee     Fee
-------------------------------------------------------
   Class B ................     0.25%          0.75%
   Class C ................     0.25%          0.75%
   Class D ................     0.25%           --
-------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 1997, MLFD earned underwriting discounts and commissions and

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

----------------------------------------------------------
                                     MLFD          MLPF&S
----------------------------------------------------------
Class A....................        $ 1,271        $ 17,441
Class D....................        $14,416        $181,134
----------------------------------------------------------

For the six months ended September 30, 1997, MLPF&S received contingent deferred sales charges of $620,421 and $11,275 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $25,476 in commissions on the execution of portfolio security transactions for the Fund for the six months ended September 30, 1997.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 1997 were $370,734,884 and $268,676,471, respectively.

Net realized and unrealized gains as of September 30, 1997 were as follows:

--------------------------------------------------------------
                                      Realized     Unrealized
                                        Gains        Gains
--------------------------------------------------------------
Long-term investments....            $50,997,323  $242,060,894
                                     -----------  ------------
Total....................            $50,997,323  $242,060,894
                                     ===========  ============
--------------------------------------------------------------

As of September 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $242,060,894, of which $261,746,994 related to appreciated securities and $19,686,100 related to depreciated securities. At September 30, 1997, the aggregate cost of investments for Federal income tax purposes was $841,116,297.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $223,604,220 and $101,712,227 for the six months ended September 30, 1997 and the year ended March 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended September 30, 1997                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       6,751,263       $ 138,922,930
Shares issued to shareholders
in reinvestment of
distributions .............................         881,738          17,308,513
                                                 ----------       -------------
Total issued ..............................       7,633,001         156,231,443
Shares redeemed ...........................      (3,628,257)        (72,240,178)
                                                 ----------       -------------
Net increase ..............................       4,004,744       $  83,991,265
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended March 31, 1997                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       7,513,048       $ 138,984,315
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................       1,927,288          34,582,403
                                                 ----------       -------------
Total issued ..............................       9,440,336         173,566,718
Shares redeemed ...........................      (6,938,582)       (127,615,134)
                                                 ----------       -------------
Net increase ..............................       2,501,754       $  45,951,584
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended September 30, 1997                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       7,178,304       $ 143,672,209
Shares issued to shareholders
in reinvestment of
distributions .............................       1,377,607          25,899,008
                                                 ----------       -------------
Total issued ..............................       8,555,911         169,571,217
Automatic conversion
of shares .................................        (159,753)         (3,075,940)
Shares redeemed ...........................      (3,780,933)        (72,398,655)
                                                 ----------       -------------
Net increase ..............................       4,615,225       $  94,096,622
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended March 31, 1997                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       6,630,575       $ 119,062,202
Shares issued to shareholders
in reinvestment of
distributions .............................       3,035,511          52,574,409
                                                 ----------       -------------
Total issued ..............................       9,666,086         171,636,611
Automatic conversion
of shares .................................         (99,241)         (1,783,849)
Shares redeemed ...........................      (7,614,216)       (135,651,522)
                                                 ----------       -------------
Net increase ..............................       1,952,629       $  34,201,240
                                                 ==========       =============
--------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended September 30, 1997                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       1,422,828       $  28,618,242
Shares issued to shareholders
in reinvestment of
distributions .............................         129,760           2,418,733
                                                 ----------       -------------
Total issued ..............................       1,552,588          31,036,975
Shares redeemed ...........................        (767,031)        (14,992,672)
                                                 ----------       -------------
Net increase ..............................         785,557       $  16,044,303
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended March 31, 1997                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       1,075,754       $  19,224,090
Shares issued to shareholders
in reinvestment of
distributions .............................         299,448           5,144,748
                                                 ----------       -------------
Total issued ..............................       1,375,202          24,368,838
Shares redeemed ...........................      (1,090,217)        (19,334,519)
                                                 ----------       -------------
Net increase ..............................         284,985       $   5,034,319
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended September 30, 1997                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       2,653,846       $  56,692,006
Automatic conversion
of shares .................................         153,449           3,075,940
Shares issued to shareholders
in reinvestment of
distributions .............................         177,535           3,477,906
                                                 ----------       -------------
Total issued ..............................       2,984,830          63,245,852
Shares redeemed ...........................      (1,595,377)        (33,773,822)
                                                 ----------       -------------
Net increase ..............................       1,389,453       $  29,472,030
                                                 ==========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended March 31, 1997                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ...............................       2,128,192       $  39,663,904
Automatic conversion
of shares .................................          95,817           1,783,849
Shares issued to shareholders
in reinvestment of
dividends and distributions ...............         262,004           4,695,473
                                                 ----------       -------------
Total issued ..............................       2,486,013          46,143,226
Shares redeemed ...........................      (1,595,340)        (29,618,142)
                                                 ----------       -------------
Net increase ..............................         890,673       $  16,525,084
                                                 ==========       =============
--------------------------------------------------------------------------------

Merrill Lynch Special Value Fund, Inc.                        September 30, 1997

PORTFOLIO INFORMATION

As of September 30, 1997

                                           Percent of
Top Ten Equity Holdings                    Net Assets
Vivus, Inc...............................     3.1%
VISX, Inc................................     2.6
DII Group, Inc...........................     2.3
Structural Dynamics Research Corp........     1.9
Mercer International, Inc................     1.7
Sofamor Danek Group, Inc.................     1.7
Texlon Corp..............................     1.6
Platinum Technology, Inc.................     1.5
Metromail Corp...........................     1.5
Stewart & Stevenson Services, Inc........     1.4

Sectors Represented                        Percent of
In the Portfolio                           Net Assets
Technology...............................    27.4%
Consumer Discretionary...................    12.9
Health Care..............................    12.7
Producer Durables........................    10.0
Materials & Processing...................     9.5
Financial Services.......................     5.9
Miscellaneous............................     4.3
Auto & Transportation....................     4.1
Other Energy.............................     2.8
Utilities................................     0.4

Equity Portfolio Changes for the Quarter
Ended September 30, 1997

  Additions
* Advantage Learning Systems, Inc.
  Axiom, Inc.
  Cheesecake Factory (The)
  Circle International Group, Inc.
  Cuno, Incorporated
  Cylink Corporation
  Dover Downs Entertainment, Inc.
  Genome Therapeutics Corp.
  Global DirectMail Corp.
  Heilig-Meyers Company
  Kennametal, Inc.
  Learning Company, Inc. (The)
  Magainin Pharmaceuticals, Inc.
  Mentor Graphics Corporation
  Micro Warehouse, Inc.
  NABI, Inc.
  National Data Corporation
  Neoprobe Corp.
  Pioneer-Standard Electronics, Inc.
  Reliastar Financial Corp.
  Sano Corporation
  Sequana Therapeutics, Inc.
  Sodak Gaming, Inc.
  Unitog Company
  Wolverine Tube, Inc.

  Deletions
  ARM Financial Group, Inc. (Class A)
* Advantage Learning Systems, Inc.
  CML Group, Inc.
  Catherines Stores Corp.
  CellNet Data Systems, Inc.
  Chico's Fashions, Inc.
  Elsag Bailey Process Automation N.V.
  Grossman's, Inc.
  Levitz Furniture, Inc.
  Security-Connecticut Corp.
  TPI Enterprises, Inc.
  Total Petroleum of North America, Ltd.
  TransTexas Gas Corp.
  UNC, Inc.
  Wyle Electronics, Inc.

* Added and deleted in the same quarter.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        #10253 -- 9/97

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